Investment (Details) - USD ($)	Oct. 01, 2023	Dec. 31, 2023	Dec. 31, 2021
Investment [Line Items]
Accrued interest rate			3.00%
Series C Preferred Stock [Member]
Investment [Line Items]
Warrants issued (in Shares)	8,000
Secured Convertible Promissory Note [Member]
Investment [Line Items]
Principal amount (in Dollars)			$ 800,000
Accrued interest rate			6.00%
Promissory Note [Member]
Investment [Line Items]
Estimated fair value (in Dollars)		$ 900,844